SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Schedule of Useful Lives for Property, Plant and Equipment
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%		Mainly %

Buildings	2.5-4		4
Machinery and equipment	10-20		15
Vehicles	15		15
Computers, software, equipment and office furniture	6-33		33
Leasehold improvements	(*	)	10